Grants and other liabilities (Tables)	3 Months Ended
Mar. 31, 2024
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
Grants and other liabilities as of March 31, 2024 and December 31, 2023 are as follows:

	Balance as of March 31,	Balance as of December 31,
	2024	2023
	($ in thousands)
Grants	838,207	852,854
Other liabilities and provisions	371,983	380,954
Dismantling provision	157,672	155,279
Lease liabilities	84,662	82,366
Accruals on Spanish market prices differences	85,555	98,820
Others	44,094	44,489
Grants and other non-current liabilities	1,210,190	1,233,808